Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Growth Equity Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.53%♣
Communication Services — 9.27%
Alphabet Class A	21,503	$ 6,183,403
Meta Platforms Class A	3,985	2,279,938
Netflix †	12,915	1,241,777
		9,705,118
Consumer Discretionary — 8.19%
Amazon.com †	27,608	5,749,918
Booking Holdings	456	1,919,906
Ferrari	2,665	901,970
		8,571,794
Consumer Staples — 0.73%
Coca-Cola	10,016	761,717
		761,717
Financials — 15.72%
Intercontinental Exchange	19,319	3,038,492
Mastercard Class A	7,147	3,571,070
MSCI	3,595	1,937,741
S&P Global	6,549	2,785,552
Visa Class A	16,951	5,123,270
		16,456,125
Healthcare — 9.81%
Danaher	13,842	2,624,443
Edwards Lifesciences †	24,045	1,925,524
Gilead Sciences	10,551	1,470,493
IDEXX Laboratories †	1,740	977,689
Intuitive Surgical †	4,546	2,095,660
Veeva Systems Class A †	6,702	1,177,273
		10,271,082
Industrials — 7.03%
Broadridge Financial Solutions	7,476	1,214,700
Equifax	5,656	1,018,476
Old Dominion Freight Line	2,211	432,029
Verisk Analytics	12,306	2,335,064
Waste Connections	14,542	2,362,203
		7,362,472
Information Technology — 46.90%
Advanced Micro Devices †	10,503	2,136,625
Apple	34,511	8,758,547
Autodesk †	3,986	954,248
Broadcom	9,637	2,982,748
Intuit	3,603	1,557,865
Microsoft	30,287	11,211,339
Motorola Solutions	3,809	1,652,992
NVIDIA	90,064	15,707,161
Synopsys †	1,939	768,775
Taiwan Semiconductor Manufacturing ADR	9,940	3,359,223
		49,089,523
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials — 1.73%
Vulcan Materials	6,627	$ 1,804,532
		1,804,532
Real Estate — 0.15%
CoStar Group †	3,774	152,243
		152,243
Total Common Stocks (cost $71,957,964)		104,174,606

Short-Term Investments — 0.68%
Money Market Mutual Funds — 0.68%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	179,003	179,003
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	179,003	179,003
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	179,003	179,003
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	179,003	179,003
Total Short-Term Investments (cost $716,012)		716,012

Total Value of Securities—100.21% (cost $72,673,976)		104,890,618
Liabilities Net of Receivables and Other Assets—(0.21%)		(219,590)
Net Assets Applicable to 6,434,112 Shares Outstanding—100.00%		$104,671,028
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
NQ-FL3 [0326] 0526 (5459500)    1